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                            MFS Managed Sectors Fund
                        MFS Global Asset Allocation Fund
                             MFS New Discovery Fund
                       MFS Research Growth and Income Fund
                             MFS Equity Income Fund
                         MFS Research International Fund
                            MFS Strategic Growth Fund
                            MFS Emerging Growth Fund
                            MFS Large Cap Growth Fund
                          MFS Intermediate Income Fund
                              MFS High Income Fund
                             MFS Municipal Bond Fund
                             MFS Mid Cap Growth Fund
                              MFS Total Return Fund
                                MFS Research Fund
                          MFS Global Total Return Fund
                               MFS Utilities Fund
                             MFS Global Equity Fund
                           MFS Global Governments Fund
                         MFS Capital Opportunities Fund
                            MFS Strategic Income Fund
                             MFS Global Growth Fund
                                  MFS Bond Fund
                            MFS Limited Maturity Fund
                       MFS Municipal Limited Maturity Fund
                              MFS Core Growth Fund
                        MFS High Yield Opportunities Fund
                          MFS Government Mortgage Fund
                          MFS International Growth Fund
                    MFS International Growth and Income Fund
                        MFS Emerging Markets Equity Fund
                         MFS Alabama Municipal Bond Fund
                        MFS Arkansas Municipal Bond Fund
                       MFS California Municipal Bond Fund
                         MFS Florida Municipal Bond Fund
                         MFS Georgia Municipal Bond Fund
                        MFS Maryland Municipal Bond Fund
                      MFS Massachusetts Municipal Bond Fund
                       MFS Mississippi Municipal Bond Fund
                        MFS New York Municipal Bond Fund
                     MFS North Carolina Municipal Bond Fund
                      MFS Pennsylvania Municipal Bond Fund
                     MFS South Carolina Municipal Bond Fund
                        MFS Tennessee Municipal Bond Fund
                        MFS Virginia Municipal Bond Fund
                      MFS West Virginia Municipal Bond Fund
                            MFS Municipal Income Fund
                          MFS Growth Opportunities Fund
                         MFS Government Securities Fund
                    Massachusetts Investors Growth Stock Fund
                      MFS Government Limited Maturity Fund
                          Massachusetts Investors Trust
                         MFS Union Standard Equity Fund
                         MFS Municipal High Income Fund


          Supplement to the Current Statement of Additional Information


     During the period from March 1, 2000 through April 28, 2000 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay A. G. Edwards & Sons, Inc. 100% of the applicable sales charge on sales of Class A shares of each of the funds listed above (the "Funds") sold by A. G. Edwards & Sons, Inc. to investors purchasing such Funds through MFS Individual Retirement Accounts (excluding SEP-IRAs, SAR SEPs and SIMPLE IRAs) ("Eligible IRAs") during the Sales Period. In addition, MFD will pay A. G. Edwards & Sons, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Funds sold by A. G. Edwards & Sons, Inc. to investors purchasing such Funds through Eligible IRAs during the Sales Period.

     Although municipal bond funds, such as the various MFS single-state and other municipal bond funds listed above, are generally available as an investment choice for an IRA, they may not be suitable for inclusion in an IRA due to their tax-exempt nature. A shareholder should consult his or her financial or tax adviser regarding any such investment.


                The date of this Supplement is February 18, 2000.